BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (23.3%)
$862,207	ACC Trust 2019-1[1]	05/20/22	3.750%	$868,240
1,111,413	ACC Trust 2019-2[1]	02/21/23	2.820	1,113,320
3,007,574	ACC Trust 2020-A1	03/20/23	6.000	3,026,928
1,337,229	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,382,218
876,805	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	895,873
762,455	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	771,190
1,520,000	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	1,532,499
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,399,723
443,619	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	439,998
303,149	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	307,067
1,140,000	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	1,151,416
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	2,010,508
2,000,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	0.887	1,997,884
1,967,006	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	1.875	1,932,824
1,200,000	Elm Trust 2018-2A1	10/20/27	4.605	1,199,610
190,000	Elm Trust 2018-2A1	10/20/27	5.584	188,233
513,633	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	516,558
786,318	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	800,565
573,581	FCI Funding LLC 2019-1A1	02/18/31	3.630	583,119
1,950,000	FNA LLC 2019-1	12/10/31	3.000	1,911,000
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,168,049
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,687,559
789,870	FREED ABS TRUST 2019-2[1]	11/18/26	2.620	790,038
3,687,323	FREED ABS TRUST 2020-2CP1	06/18/27	4.520	3,732,565
1,000,000	GM Financial Consumer Automobile Receivables Trust 2017-2A1	11/16/22	2.070	1,006,670
1,390,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,404,353
2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,363,363
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,071,577
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,390,146
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,122,534
557,978	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	620,854
2,000,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	2,017,212
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	683,327
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,069,784
1,096,792	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,085,986
300,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.552	300,397
2,500,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	2,500,761

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$562,236	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 1.700%)[1,2]	02/25/44	1.872%	$547,933
266,702	Newtek Small Business Loan Trust 2018-1 (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/44	3.172	241,977
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,384,490
772,630	NMEF Funding LLC 2019-A1	08/17/26	2.730	777,105
1,640,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	1,642,192
997,149	OnDeck Asset Securitization Trust II LLC 2019-1A1	11/18/24	2.650	997,458
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,107,948
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,601,801
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	303,517
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,647,072
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,069,693
532,351	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	537,478
1,580,000	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,601,229
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,313,510
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,508,148
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,2]	04/20/27	2.522	1,483,994
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,2]	08/20/27	2.477	1,880,343
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,543,213
1,247,937	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,2]	12/27/44	2.750	1,161,425
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	2,952,985
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,387,233
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,169,221
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,606,579
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	2,014,311
2,870,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2019-T2[1]	10/15/52	2.320	2,847,156
2,198,408	Stack Infrastructure Issuer LLC Series 2019-1A1	02/25/44	4.540	2,303,264
600,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	595,476
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,440,316
168,845	THL Credit Wind River CLO, Ltd. 2012-1A (3-Month USD-LIBOR + 0.880%)[1,2]	01/15/26	1.155	167,777
1,650,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD-LIBOR + 1.140%)[1,2]	04/18/29	1.412	1,623,547
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,418,117
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,439,077
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,569,637

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,300,000	WRG Debt Funding IV LLC 2020-1[1]	07/15/28	6.535%	$3,298,901
	Total Asset Backed Securities (Cost $103,461,667)			104,228,071

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.5%)
2,190,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	1.081	2,135,338
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,4]	11/15/31	4.925	941,924
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	4.175	589,610
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,4]	11/15/31	4.175	115,655
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	1.925	567,768
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	962,228
3,540,000	CSMC 2018-SITE[1,2,3]	04/15/36	4.782	3,218,081
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08/05/34	5.629	665,323
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	3.908	192,766
1,960,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	1.281	1,933,148
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,2]	05/15/36	1.575	2,930,011
110,057	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	1.325	104,818
890,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.600%)[1,2]	07/15/38	1.775	858,850
2,000,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.311	1,970,000
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	303,699
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,2]	02/15/37	1.515	2,607,792
	Total Commercial Mortgage Backed Securities (Cost $21,910,826)			20,097,011

	CORPORATE BONDS (49.6%)
	AEROSPACE/DEFENSE (1.8%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,503,019
3,250,000	Boeing Co.	05/01/23	4.508	3,400,374
2,280,000	Embraer Netherlands Finance BV	02/01/27	5.400	2,075,666
				7,979,059
	AUTO MANUFACTURERS (1.0%)
1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300	1,119,433
3,140,000	General Motors Financial Co., Inc.	11/06/20	2.450	3,151,904
				4,271,337

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (6.5%)
$2,300,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	01/25/22	2.875%	$2,379,381
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,256,549
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,278,239
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,486,914
2,941,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	3,143,772
1,090,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	0.900	1,092,708
1,370,000	DNB Bank ASA[1]	12/02/22	2.150	1,422,747
1,735,000	HSBC Holdings, Plc.	03/31/30	4.950	2,123,784
1,140,000	HSBC Holdings, Plc. (SOFR + 2.387%)[2]	06/04/31	2.848	1,197,876
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	2,107,749
2,340,000	Lloyds Banking Group, Plc.	05/08/25	4.450	2,698,724
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,488,527
1,410,000	Morgan Stanley (SOFR + 1.990%)[2]	04/28/26	2.188	1,484,869
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	526,179
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	841,294
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	1,300,742
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[2]	06/02/28	2.393	1,220,455
				29,050,509
	BEVERAGES (0.4%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,721,626

	BIOTECHNOLOGY (0.8%)
1,395,000	Amgen, Inc.	02/21/27	2.200	1,488,867
2,170,000	Biogen, Inc.	05/01/50	3.150	2,289,291
				3,778,158
	CHEMICALS (0.4%)
1,955,000	Olin Corp.	08/01/29	5.625	1,869,019

	COMPUTERS (0.4%)
1,715,000	Dell International LLC / EMC Corp.[1]	06/15/26	6.020	2,010,965

	DIVERSIFIED FINANCIAL SERVICES (5.8%)
1,655,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	12/16/21	4.450	1,685,360
2,720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	2,766,231
6,755,000	Air Lease Corp.	03/01/21	2.500	6,776,429
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	2,825,875
2,295,000	Blackstone / GSO Secured Lending Fund[1]	07/14/23	3.650	2,306,656
750,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	773,223
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,614,395
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	855,120
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,461,250
1,650,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	1,650,463

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$2,665,000	Oxford Finance LLC / Oxford Finance Co-Issuer II Inc.[1]	12/15/22	6.375%	$2,478,450
				26,193,452
	ELECTRIC (4.0%)
2,340,000	AEP Transmission Co. LLC	04/01/50	3.650	2,943,754
1,400,000	Consolidated Edison Co. of New York, Inc.	04/01/50	3.950	1,802,014
1,960,000	Dominion Energy, Inc.	03/15/25	3.300	2,177,164
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,360,935
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	2,169,799
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,437,308
1,060,000	PacifiCorp.	04/01/24	3.600	1,160,453
1,975,000	Vistra Operations Co. LLC[1]	01/30/27	3.700	2,089,292
				18,140,719
	FOOD (0.5%)
2,160,000	Kraft Heinz Foods Co.[1]	10/01/39	4.625	2,266,809

	HEALTHCARE-PRODUCTS (0.3%)
1,195,000	Zimmer Biomet Holdings, Inc.	01/15/26	3.050	1,307,109

	HEALTHCARE-SERVICES (2.8%)
1,280,000	Advocate Health & Hospitals Corp.	06/15/50	3.008	1,389,287
1,930,000	Ascension Health	11/15/29	2.532	2,101,747
825,000	Centene Corp.	12/15/27	4.250	876,562
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	7,058,812
1,130,000	Mercy Health	07/01/28	4.302	1,294,259
				12,720,667
	INSURANCE (8.5%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,533,607
2,040,000	Alleghany Corp.	05/15/30	3.625	2,277,472
967,000	Athene Global Funding[1]	01/25/22	4.000	1,006,475
2,035,000	Athene Global Funding[1]	06/29/25	2.550	2,097,394
4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900	4,022,828
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,458,759
2,195,000	Fairfax Financial Holdings, Ltd.[1]	04/29/30	4.625	2,448,014
3,270,000	Fidelis Insurance Holdings, Ltd.[1]	06/30/30	4.875	3,268,572
1,675,000	First American Financial Corp.	05/15/30	4.000	1,810,869
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,434,734
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,752,255
1,800,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	2,030,630
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	2,799,178
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,692,007

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$1,275,000	W R Berkley Corp.	05/12/50	4.000%	$1,491,962
				38,124,756
	INTERNET (1.0%)
2,485,000	Expedia Group, Inc.[1]	05/01/25	6.250	2,715,888
1,785,000	Expedia Group, Inc.[1]	08/01/27	4.625	1,835,631
				4,551,519
	INVESTMENT COMPANIES (4.7%)
3,370,000	Ares Capital Corp.	01/15/26	3.875	3,416,713
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,707,501
200,000	Business Development Corp. of America[1]	12/30/22	4.750	180,111
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	2,607,146
1,655,000	FS KKR Capital Corp.	07/15/24	4.625	1,664,153
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,332,061
3,450,000	FS KKR Capital Corp. II1	02/14/25	4.250	3,131,771
3,465,000	Main Street Capital Corp.	05/01/24	5.200	3,575,783
1,875,000	Owl Rock Capital Corp.	03/30/25	4.000	1,875,295
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,443,336
				20,933,870
	MACHINERY-CONSTRUCTION & MINING (0.3%)
1,085,000	Caterpillar, Inc.	04/09/50	3.250	1,304,150

	MEDIA (0.5%)
2,040,000	TEGNA, Inc.[1]	09/15/29	5.000	2,056,565

	OIL&GAS (1.4%)
2,280,000	Equinor ASA	04/06/25	2.875	2,494,968
860,000	Equinor ASA	05/22/30	2.375	924,043
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	3,064,436
				6,483,447
	PHARMACEUTICALS (1.4%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,895,639
455,000	AbbVie, Inc.	05/14/35	4.500	572,365
450,000	AbbVie, Inc.	05/14/36	4.300	554,473
1,270,000	AdaptHealth LLC[1]	08/01/28	6.125	1,323,531
1,600,000	Bristol-Myers Squibb Co.	02/20/23	3.250	1,711,012
				6,057,020
	PIPELINES (2.1%)
1,730,000	Enable Midstream Partners LP	09/15/29	4.150	1,568,246
1,545,000	Energy Transfer Operating LP (3-Month USD-LIBOR + 4.028%)[2,5]		6.250	1,098,881
1,335,000	NOVA Gas Transmission, Ltd.	04/01/23	7.875	1,550,286
2,230,000	Sunoco Logistics Partners Operations LP	04/01/21	4.400	2,273,418

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (continued)
$2,320,000	TransCanada PipeLines, Ltd.	04/15/30	4.100%	$2,740,045
				9,230,876
	PRIVATE EQUITY (1.3%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,2]	01/14/50	4.950	1,940,189
3,495,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	3,677,704
				5,617,893
	REAL ESTATE INVESTMENT TRUSTS (2.0%)
1,275,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	07/15/24	5.250	1,328,391
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,462,162
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	2,075,209
1,720,000	WEA Finance LLC[1]	01/15/27	2.875	1,710,796
2,585,000	WEA Finance LLC / Westfield UK & Europe Finance, Plc.[1]	10/05/20	3.250	2,586,916
				9,163,474
	RETAIL (0.6%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,686,819

	SEMICONDUCTORS (0.5%)
2,100,000	ams AG1	07/31/25	7.000	2,157,750

	TELECOMMUNICATIONS (0.1%)
392,188	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	397,090

	TRUCKING & LEASING (0.5%)
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,386,812
	Total Corporate Bonds (Cost $211,027,249)			222,461,470

	LOAN PARTICIPATIONS AND ASSIGNMENTS (15.3%)
3,096,748	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	5.808	2,988,362
1,653,832	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	5.500	1,546,332
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B 3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	2.500	1,123,774
1,988,359	Axalta Coating Systems Dutch Holding B BV Term B (3- Month USD-LIBOR + 1.750%)[2]	06/01/24	2.058	1,943,621
3,166,612	BCP Renaissance Parent LLC (3-Month USD-LIBOR +3.500%)[2]	10/31/24	4.500	2,847,322
1,351,875	Broadcom, Inc. Term A 5 (1-Month USD-LIBOR + 1.250%)[2]	11/04/24	1.414	1,341,736
1,411,463	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	2.921	1,377,503
3,246,750	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.161	3,122,302
2,943,750	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.661	2,884,875

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,838,029	Dell International LLC Term B1 (1-Month USD-LIBOR + 2.000%)[2]	09/19/25	2.750%	$2,796,339
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	2.058	2,410,625
4,185,539	Eastern Power LLC (TPF II LC LLC) (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750	4,126,230
2,285,000	Elanco Animal Health, Inc. Term B (3-Month USD-LIBOR + 1.750%)[2]	08/01/27	1.999	2,225,019
1,964,912	Frontera Generation Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	05/02/25	5.250	1,156,017
1,982,247	Greatbatch, Ltd. Term B (1-Month USD-LIBOR + 2.500%)[2]	10/27/22	3.500	1,954,991
689,500	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	1.911	679,330
3,932,452	Helix Gen Funding LLC (1-Month USD-LIBOR + 3.750%)[2]	06/03/24	4.750	3,846,921
2,905,500	ICH US Intermediate Holdings II, Inc. (3-Month USD-LIBOR + 5.750%)[2]	12/24/26	6.750	2,832,862
2,736,584	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	3.552	2,611,741
2,250,177	Panther BF Aggregator 2 L P (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	3.667	2,193,450
2,865,600	RPI 2019 Intermediate Finance Trust Term B (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.911	2,831,929
1,280,764	RPI Intermediate Finance Trust Term B 1 (1-Month USD-LIBOR + 1.750%)[2]	02/11/27	1.911	1,259,951
591,409	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.911	572,188
415,506	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.911	402,002
726,913	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	1.911	704,299
2,966,751	Stericycle, Inc. (1-Month USD-LIBOR + 1.875%)[2]	11/17/22	2.058	2,788,746
3,071,000	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[2]	03/06/26	5.411	2,783,094
2,350,000	T-Mobile USA, Inc. (1-Month USD-LIBOR + 3.000%)[2]	04/01/27	3.161	2,357,544
2,779,000	U.S. Renal Care, Inc. (1-Month USD-LIBOR + 5.000%)[2]	06/26/26	5.188	2,715,472
1,390,950	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	3.911	1,370,670
1,844,838	Vistra Operations Company LLC (Tex Operations Company LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	1.915	1,813,328
2,947,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	1.911	2,803,190
	Total Loan Participations and Assignments (Cost $70,666,578)			68,411,765

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	PREFERRED STOCK (0.6%)
$114,000	Trinity Capital, Inc.[1,6]	01/16/25	7.000%	$2,707,500
	Total Preferred Stock (Cost $2,850,000)			2,707,500

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.8%)
987,522	Cascade Funding Mortgage Trust 2018-RM2[1,2,3]	10/25/68	4.000	1,026,853
1,664,655	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	1,680,223
1,080,604	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	1,077,900
	Total Residential Mortgage Backed Securities (Cost $3,720,391)			3,784,976

	U.S. INFLATION LINKED DEBT (2.2%)
8,547,705	U.S. Treasury Inflation Indexed Note	01/15/29	0.875	9,958,241
	Total U.S. Inflation Linked Debt (Cost $8,780,176)			9,958,241

	U.S. TREASURY BONDS AND NOTES (2.1%)
1,500,000	U.S. Treasury Bond	08/15/46	2.250	1,860,879
3,780,000	U.S. Treasury Bond	02/15/50	2.000	4,541,463
700,000	U.S. Treasury Note[7]	02/15/23	2.000	733,278
1,200,000	U.S. Treasury Note[7]	10/31/23	1.625	1,258,078
800,000	U.S. Treasury Note[7]	08/15/26	1.500	856,250
	Total U.S. Treasury Bonds and Notes (Cost $8,613,412)			9,249,948

	U.S. TREASURY BILLS (1.6%)
1,500,000	U.S. Treasury Bill[8]	08/06/20	0.000	1,499,992
5,750,000	U.S. Treasury Bill[8]	08/25/20	0.000	5,749,700
	Total U.S. Treasury Bills (Cost $7,249,692)			7,249,692

TOTAL INVESTMENTS (Cost $438,279,991)[9]			100.0%	$448,148,674
LIABILITIES IN EXCESS OF OTHER ASSETS			0.0%	(113,546)
NET ASSETS			100.0%	$448,035,128

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2020 was $216,847,035 or 48.4% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2020 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Non-income producing security.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	Security issued with zero coupon. Income is recognized through accretion of discount.
[9]	The aggregate cost for federal income tax purposes is $438,279,991, the aggregate gross unrealized appreciation is $18,601,411 and the aggregate gross unrealized depreciation is $7,463,962, resulting in net unrealized appreciation of $11,137,449.

Abbreviations:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

MTN – Medium Term Note.

SOFR – Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2020:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)

Contracts to Buy:
U.S. Long Bond	155	September 2020	$27,777,188	$28,253,594	$476,406
U.S. Treasury 2-Year Notes	205	September 2020	45,269,234	45,301,797	32,563
U.S. Treasury 10-Year Notes	16	September 2020	2,222,750	2,241,250	18,500
U.S. Ultra Bond	122	September 2020	26,978,312	27,777,875	799,563
					$1,327,032
Contracts to Sell:
U.S. Treasury 5-Year Notes	35	September 2020	$4,410,547	4,414,375	$(3,828)
U.S. Ultra 10-Year Notes	26	September 2020	4,086,062	4,140,500	(54,438)
					$(58,266)
Net Unrealized Gain on Open Futures Contracts					$1,268,766

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2020
Asset Backed Securities	$–	$103,632,595	$595,476	$104,228,071
Commercial Mortgage Backed Securities	–	19,039,432	1,057,579	20,097,011
Corporate Bonds	–	222,461,470	–	222,461,470
Loan Participations and Assignments	–	68,411,765	–	68,411,765
Preferred Stock	–	2,707,500	–	2,707,500
Residential Mortgage Backed Securities	–	3,784,976	–	3,784,976
U.S. Inflation Linked Debt	–	9,958,241	–	9,958,241
U.S. Treasury Bonds and Notes	–	9,249,948	–	9,249,948
U.S. Treasury Bills	–	7,249,692	–	7,249,692
Total Investments, at value	$–	$446,495,619	$1,653,055	$448,148,674

Other Financial Instruments, at value
Financial Futures Contracts	$1,268,766	$–	$–	$1,268,766
Other Financial Instruments, at value	$1,268,766	$–	$–	$1,268,766

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2020:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Total
Balance as of October 31, 2019	$623,321	$-	$623,321
Purchases	-	-	-
Sales / Paydowns	-	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	(28,970)	-	(28,970)
Amortization	1,125	-	1,125
Transfers from Level 3	-	-	-
Transfers to Level 3	-	1,057,579	1,057,579
Balance as of July 31, 2020	$595,476	$1,057,579	$1,653,055

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.